Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended
	Sep. 04, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
C000253542
Account Value [Line Items]
Line Graph and Table Measure Name													CERY
Accumulated Value	$ 10,000	$ 10,462	$ 10,379	$ 10,327	$ 10,402	$ 10,783	$ 10,723	$ 11,133	$ 10,547	$ 10,580	$ 10,926	$ 11,051		$ 11,275	$ 11,488	$ 11,724
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI IMI Index
Accumulated Value	10,000	10,464	10,222	10,621	10,335	10,673	10,579	10,169	10,264	10,858	11,350	11,501		11,814	12,221	12,471
SSGA Index: Bloomberg Enhanced Roll Yield Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Enhanced Roll Yield Total Return Index
Accumulated Value	$ 10,000	$ 10,465	$ 10,386	$ 10,336	$ 10,414	$ 10,800	$ 10,743	$ 11,159	$ 10,576	$ 10,610	$ 10,964	$ 11,095		$ 11,327	$ 11,545	$ 11,787